Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
SHARE CAPITAL
NOTE 10:	SHARE CAPITAL

a.	Ordinary shares:

The share capital as of December 31, 2023 and 2022 is comprised of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) par value as follows:

	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2023		December 31, 2022

Ordinary shares	1,200,000,000	182,942,418	1,200,000,000	147,134,792

b.	Issuance of ordinary shares:

During the year ended December 31, 2022, the Company issued 56,929,601 shares, which occurred as part of the following transactions and events:

1.

Commencing July 2021 and through 2022, the Company and seven (7) existing Company shareholders entered into definitive agreements relating to a private placement (the “Private Placement”) of the Company’s Ordinary Shares for aggregate gross proceeds to the Company of $3.0 million. During 2022, the Company issued an aggregate of 42,926,031 Ordinary Shares in connection with such investment. The shares were issued at a price of $0.07 per ordinary share. $350,000 out of the $3.0 million was received during 2021 and was recorded as an advance payment on the account of issuing ordinary shares within the Consolidated Statement of Shareholders’ Equity for the year ended December 31, 2021.

Under an agreement entered into in connection with the Private Placement, certain of the Private Placement investors have the right to nominate three members to the Company’s board of directors.

2.	In June 2022, the Company issued 75,000 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $6,750 for the year ended December 31, 2022 in connection with the issuance of those restricted ordinary shares.

3.	As of December 31, 2022 the Company completed $975,000 part of an internal round and as a result issued 13,928,570 Ordinary Shares and warrants to purchase 27,857,140 Ordinary Shares. Such amount was part of a $2.8 million internal round. See section 4. below for further information.

During the year ended December 31, 2023, the Company issued 35,807,626 shares, which occurred as part of the following transactions and events:

4.

Commencing September 2022 through August 2023, the Company and six (6) existing Company shareholders entered into definitive agreements relating to a private placement of the Company’s ordinary shares, par value NIS 0.01 per share for aggregate gross proceeds to the Company of $2.68 million. This amount was broken into two (2) separate consideration:

A.    First $1.0 million – For this consideration the Company issued units, each one comprised of (i) one (1) Ordinary Share, and (ii) a warrant to purchase an additional two (2) Ordinary Shares, exercisable through the earlier of (i) the closing of a subsequent offering of Company securities by the Company to qualified investors with an effective price per Ordinary Share of at least $0.20 and (ii) the second anniversary of the issuance of such warrant, in each case at a per share exercise price of $0.07.

B.    Remainder investment ($1.68 million) – For this consideration, the Company issued Ordinary shares at a share price of $0.07.

As a result, the Company issued 14,285,712 shares and granted 28,571,425 warrants for the first $1.0 million, 13,928,570 shares and 27,857,140 warrants out of those were issued during the year ended December 31, 2022 since the investment for those ($975,000) received during that year and issued 24,021,914 ordinary shares during the year ended December 31, 2023.

5.

Commencing September 2023, the Company and five (5) existing Company shareholders entered into definitive agreements relating to a private placement of the Company’s ordinary shares, par value NIS 0.01 per share for aggregate proceeds to the Company of $1.86 million, under the following terms:

Initially, the Company is offering to qualified accredited investors units of its securities for aggregate gross proceeds to the Company of up to $1.4 million (the “Initial Offering”), where each unit is comprised of: (i) one (1) ordinary share par value NIS 0.01 per share and (ii) a warrant to purchase an additional one (1) ordinary share, exercisable at any time until the second anniversary of the issuance of such warrant, at a per share exercise price of $0.07, at a per Unit purchase price of $0.07. The Initial Offering shall be closed by no later than the close of business on September 30, 2023, at which time the Initial Offering will terminate. This date was subsequently extended to February 29, 2024. Under the subscription agreements entered into to date with the Investors, the Investors undertook to invest an aggregate $1,100,000 in this offering, of which the Company have received an aggregate $1,089,495 as of the date of this report.

Following the closing of the Initial Offering, the Company is offering to qualified accredited investors additional units of its securities for aggregate gross proceeds to the Company of up to $1.4 million (the “Follow on Offering”), where each unit is comprised of (i) one (1) ordinary share par value NIS 0.01 per share, and (ii) a Warrant to purchase an additional one (1) ordinary share, exercisable at any time until the second anniversary of the issuance of such Warrant, at a per share exercise price of $0.07, subject to adjustment, at a per Unit purchase price of $0.07. The Follow on Offering shall be closed by no later than the close of business on March 31, 2024, at which time the Follow on Offering will terminate. This date was subsequently extended to May 31, 2024. Under the subscription agreements entered into to date with the Investors, the Investors undertook to invest an aggregate $760,000 in this offering, of which the Company have received an aggregate $460,000 as of the date of this report.

As of December 31, 2023 the Company received $800,000 on the account of the first offering and as a result issued 11,428,570 shares and warrants. Commencing January 1, 2024 until the date of this report, the Company collected additional $749,495 as part of this finance round.

c.	Rights of ordinary shares:

Ordinary shares confer upon their holders the rights to elect directors of the Company, to participate and vote in the general meetings of the Company, to receive dividends, if and when declared, subject to the payment in full of all preferential dividends to which the holders of the Preferred Shares (if any) are entitled under the Company’s articles of association and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, subject to the liquidation preference of the Preferred Shares (if any). Each ordinary share entitles its holder to one vote on all matters submitted to a vote of the Company’s shareholders.

d.	Stock option plan:

Under the Company’s 2010 Option Plan, options may be granted to officers, directors, employees, consultants and service providers of the Company.

The vesting terms of the options are determined by the Board and can vary from grant to grant. Options vest over a period of zero to four years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. The options may be exercised for a period of seven years from the grant.

1.	On June 1, 2021, the Company granted 2,003,436 options to its former Chief Executive Officer with three (3) years vesting and an exercise price of $0.17 per share. The fair value of those options on their grant date aggregated to $403,725. Such exercise price was modified to $0.07 on April 28, 2022. This Chief Executive Officer notified the Company on July 1, 2022 of his resignation from his role.

2.	On July 19, 2021, the Company’s Board of Directors increased the options pool by additional 5,000,000 ordinary shares, such that 23,783,274 ordinary shares were reserved for issuance under the plan following such increase.

3.	In May 2022, the Company granted an aggregate 2,600,000 options to two new directors with four (4) years vesting and an exercise price of $0.07 per share. One of those directors resigned from his role on January 1, 2023. The fair value of the options for the director who remained within the Company on their grant date aggregated to $3.

4.	During the year ended December 31, 2022, the Company awarded 5,249,758 options to its new Chief Executive Officer. 4,000,000 out of those were granted during 2022 and the remainder (1,249,758 options) were granted during 2023 in conjunction with increasing the options pool. The fair value of those options on their grant date aggregated to $155,845. See Note 13.d. for additional information.

5.	During the year ended December 31, 2023, the Company granted 4,549,564 options to its Directors and Officers. The fair value of those options on their grant date aggregated to $50,524.

6.	On September 26, 2023, the Company’s Board of Directors increase the options pool by additional 12,000,000 options, reached to 35,783,274 following such increase.

7.	The total number of ordinary shares available for future grants under the Company’s 2010 Option Plan as of December 31, 2023 and 2022 was 11,948,527 and 1,515,516, respectively.

8.	A summary of the Company’s option activities and related information for the year ended December 31, 2022, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2022	18,323,222	$0.12
Granted	6,600,000	0.07
Forfeited	(2,655,464)	0.10

Outstanding as of December 31, 2022	22,267,758	$0.11	4.66	$—

Exercisable as of December 31, 2022	15,999,078	$0.12	4.00	$—

9.	A summary of the Company’s option activities and related information for the year ended December 31, 2023, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2023	22,267,758	$0.11
Granted	5,799,322	0.07
Forfeited	(4,232,333)	0.14

Outstanding as of December 31, 2023	23,834,747	0.09	4.47	$—

Exercisable as of December 31, 2023	15,521,065	0.09	3.53	$—

10.	The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2022 have been classified into exercise prices as follows:

Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

$0.03	4,451	1.8	4,451	1.8
0.068	13,728,037	4.0	13,649,773	4.0
0.07	7,303,436	6.5	1,113,020	5.4
0.27	739,000	3.0	739,000	3.0
0.34	8,020	0.9	8,020	0.9
0.92	455,501	1.5	455,501	1.5
$5.73	29,313	0.9	29,313	0.9
	22,267,758		15,999,078

As of December 31, 2022, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $143,176 and is expected to be recognized over a weighted average period of 1.29 years.

11.	The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2023 have been classified into exercise prices as follows:

	Outstanding		Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

$0.03	4,451	0.8	4,451	0.8
0.068	11,175,162	3.0	11,175,162	3.0
0.07	11,767,134	6.1	3,453,452	5.6
0.27	541,500	1.9	541,500	1.9
$0.92	346,500	1.0	346,500	1.0
	23,834,747		15,521,065

As of December 31, 2023, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $100,721 and is expected to be recognized over a weighted average period of 1.01 years.

e.	Stock based compensation were recorded as follows:

	Year Ended December 31,
	2023	2022	2021

Research and Development	$41	$130,637	$147,696
Sales and Marketing	—	30,804	47,031
General and Administrative	68,210	319,501	263,646

	$68,251	$480,942	$458,373

f.	The Company’s outstanding warrants classified as equity

The Company’s outstanding warrants classified as equity as of December 31, 2022 are as follows:

Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
59,384	2013		0.92		2023	(**)
170,000	2018		0.50		2023	(**)
200,001	2018		0.50		2023	(**)
27,857,140	2022		$0.07		2024(***)	See Note 10.b.4.

28,403,734

(*)	Represents an amount lower than $0.01.

(**)	Issued in connection with the 2018, 2013 and 2009 arrangements.

(***)	The earlier of (i) the closing of a subsequent offering of Company securities by the Company to qualified investors with an effective price per Ordinary Share of at least $0.20 and (ii) the second anniversary of the issuance of such warrant.

The Company’s outstanding warrants classified as equity as of December 31, 2023 are as follows:

Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
28,571,425	2022		0.07		2024(***)	See Note 10.b.4.
11,428,570	2023		$0.07		2025	See Note 10.b.5.

40,117,204

(*)	Represents an amount lower than $0.01.

(**)	Issued in connection with a 2009 arrangement.

(***)	The earlier of (i) the closing of a subsequent offering of Company securities by the Company to qualified investors with an effective price per Ordinary Share of at least $0.20 and (ii) the second anniversary of the issuance of such warrant.